GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Summary of standard warranty accrual activity
Beginning balance	$ 30	$ 30
Accruals for warranties including change in estimates	57	50
Settlements made during the period	(58)	(50)
Ending balance	29	30
Standard Product Warranty Accrual, Balance Sheet Classification [Abstract]
Accruals for warranties due within one year	29	30
Bank Guarantees	$ 39	$ 37